Accounts receivable, net - Schedule of accounts receivable, net (Detail)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounts receivable, net
Accounts receivable, gross	¥ 205,234,488		¥ 212,317,679
Less: allowance for credit loss	(13,845,960)		(12,573,550)	¥ (15,834,902)
Accounts receivable, net	¥ 191,388,528	$ 30,033,036	¥ 199,744,129	¥ 188,099,873